Accounts receivable, net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accounts Receivable Net [Abstract]
Beginning balance	$ 152,768	$ 217,676	$ 122,056
Provision	804,613	140,204	82,647
Write off		(136,602)
Exchange rate effect	(11,620)	(68,510)	(12,973)
Ending balance	$ 945,761	$ 152,768	$ 217,676